ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	December 31,
	2012	2013

Accounts receivables	$46,158,050	$48,575,436
Less: Allowance for doubtful accounts	(9,414,581)	(9,510,186)
	$36,743,469	$39,065,250

Schedule of movements in allowance for doubtful accounts

	December 31,
	2012	2013

Balance at beginning of the year	$4,427,016	$9,414,581
Foreign exchange adjustment	35,972	290,626
Allowance for (reversal of) doubtful accounts	4,951,593	(169,731)
Amounts written off as uncollectible	—	(25,290)
	$9,414,581	$9,510,186